Earnings Per Share - Summary of Headline Earnings Per Share (Details) - GBP (£) £ / shares in Units, £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Headline Earnings Loss [Line Items]
Basic earnings	£ 6,032		£ 4,648
Effect of impairment of intangibles, property, plant and equipment and assets held-for-sale	238		126
Tax and non-controlling interests on impairment of intangibles and property, plant and equipment	(65)		(35)
Effect of gains on disposal of property, plant and equipment and held-for-sale assets	(11)		(59)
Tax and non-controlling interests on disposal of property, plant and equipment and held-for-sale assets	4		30
Effect of gains on disposal of businesses, non-current investments and brands	(10)
Tax on gains on disposal of businesses, non-current investments and brands	2
Share of associates' gains on disposal of assets			(941)
Tax effect of associates' disposal of assets			61
Issue of shares and change in shareholding in associate	(22)		(11)
Headline earnings (basic)	£ 6,168		£ 3,819
Basic earnings per share (ordinary shares of 25p each), Earnings per share pence	£ 2.640		£ 2.502
Effect of impairment of intangibles, property, plant and equipment, and assets held for sale (basic)	0.103		0.068
Tax and non-controlling interests on impairment of intangibles, and property, plant and equipment per share (basic)	(0.028)		(0.019)
Effect of gains on disposal of property, plant and equipment and held-for-sale assets per share (basic)	(0.005)		(0.032)
Tax and non-controlling interests on disposal of property, plant and equipment and held-for-sale assets per share (basic)	0.002		0.016
Effect of gains on disposal of businesses, non-current investments and brands	(0.004)
Tax on gains on disposal of businesses, non-current investments and brands	0.001
Share of associates' gains on disposal of assets per share (basic)			(0.506)
Tax effect of associates' disposal of assets per share (basic)			0.033
Issue of shares and change in shareholding in associate per share (basic)	(0.010)		(0.006)
Headline earnings per share (basic)	£ 2.699		£ 2.056
Diluted earnings	£ 6,032		£ 4,648
Effect of impairment of intangibles, property, plant and equipment, and assets held for sale (diluted)	238		126
Tax and non-controlling interests on impairment of intangibles, and property, plant and equipment (diluted)	(65)		(35)
Effect of gains on disposal of property, plant and equipment and held-for-sale assets (diluted)	(11)		(59)
Tax and non-controlling interests on disposal of property, plant and equipment and held-for-sale assets (diluted)	4		30
Effect of gains on disposal of businesses, non current investments and brands (diluted)	(10)
Tax on gains on disposal of businesses, non current investments and brands (diluted)	2
Share of associates' gains on disposal of assets (diluted)			(941)
Tax effect of associates' disposal of assets (diluted)			61
Issue of shares and change in shareholding in associate (diluted)	(22)		(11)
Headline earnings (diluted)	£ 6,168		£ 3,819
Diluted earnings per share	£ 2.632		£ 2.492
Effect of impairment of intangibles, property, plant and equipment, and assets held for sale per share (diluted)	0.103		0.068
Tax and non-controlling interests on impairment of intangibles, and property, plant and equipment per share (diluted)	(0.028)		(0.019)
Effect of gains on disposal of property, plant and equipment and held-for-sale assets per share (diluted)	(0.005)		(0.032)
Tax and non-controlling interests on disposal of property, plant and equipment and held-for-sale assets per share (diluted)	0.002		0.016
Effect of gains on disposal of businesses, non current investments and brands (diluted)	(0.004)
Tax on gains on disposal of businesses, non current investments and brands (diluted)	0.001
Share of associates' gains on disposal of assets per share (diluted)			(0.504)
Tax effect of associates' disposal of assets per share (diluted)			0.033
Issue of shares and change in shareholding in associate per share (diluted)	(0.010)		(0.006)
Headline earnings per share (diluted)	£ 2.691		£ 2.048
Restatement Adjustments
Disclosure Of Headline Earnings Loss [Line Items]
Basic earnings		£ 37,485
Effect of impairment of intangibles, property, plant and equipment and assets held-for-sale		179
Tax and non-controlling interests on impairment of intangibles and property, plant and equipment		(35)
Effect of gains on disposal of property, plant and equipment and held-for-sale assets		(48)
Tax and non-controlling interests on disposal of property, plant and equipment and held-for-sale assets		13
Gain on deemed disposal of RAI associate		(23,288)
Write-off of investment in associate		27
Issue of shares and change in shareholding in associate		(29)
Headline earnings (basic)		£ 14,304
Basic earnings per share (ordinary shares of 25p each), Earnings per share pence		£ 18.339
Effect of impairment of intangibles, property, plant and equipment, and assets held for sale (basic)		0.087
Tax and non-controlling interests on impairment of intangibles, and property, plant and equipment per share (basic)		(0.017)
Effect of gains on disposal of property, plant and equipment and held-for-sale assets per share (basic)		(0.023)
Tax and non-controlling interests on disposal of property, plant and equipment and held-for-sale assets per share (basic)		0.006
Gain on deemed disposal of RAI associate per share (basic)		(11.393)
Write off of investment in associate per share (basic)		0.013
Issue of shares and change in shareholding in associate per share (basic)		(0.014)
Headline earnings per share (basic)		£ 6.998
Diluted earnings		£ 37,485
Effect of impairment of intangibles, property, plant and equipment, and assets held for sale (diluted)		179
Tax and non-controlling interests on impairment of intangibles, and property, plant and equipment (diluted)		(35)
Effect of gains on disposal of property, plant and equipment and held-for-sale assets (diluted)		(48)
Tax and non-controlling interests on disposal of property, plant and equipment and held-for-sale assets (diluted)		13
Gain on deemed disposal of RAI associate (diluted)		(23,288)
Write off of investment in associate (diluted)		27
Issue of shares and change in shareholding in associate (diluted)		(29)
Headline earnings (diluted)		£ 14,304
Diluted earnings per share		£ 18.276
Effect of impairment of intangibles, property, plant and equipment, and assets held for sale per share (diluted)		0.086
Tax and non-controlling interests on impairment of intangibles, and property, plant and equipment per share (diluted)		(0.017)
Effect of gains on disposal of property, plant and equipment and held-for-sale assets per share (diluted)		(0.023)
Tax and non-controlling interests on disposal of property, plant and equipment and held-for-sale assets per share (diluted)		0.006
Gain on deemed disposal of RAI associate per share (diluted)		(11.354)
Write off of investment in associate per share (diluted)		0.013
Issue of shares and change in shareholding in associate per share (diluted)		(0.014)
Headline earnings per share (diluted)		£ 6.973